Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023	Mar. 31, 2022
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 6,269,815	¥ 21,846,469
Less than 12 months Gross unrealized losses, available-for-sale securities		22,388	26,771
12 months or more Fair value, available-for-sale securities		3,293,501	2,032,092
12 months or more Gross unrealized losses, available-for-sale securities		49,029	32,032
Total Fair value, available-for-sale securities		9,563,316	23,878,561
Total Gross unrealized losses, available-for-sale securities		71,417	58,803
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		3,706,134	19,407,878
Less than 12 months Gross unrealized losses, available-for-sale securities		11,369	11,377
12 months or more Fair value, available-for-sale securities		1,419,222	1,565,950
12 months or more Gross unrealized losses, available-for-sale securities		26,127	27,002
Total Fair value, available-for-sale securities		5,125,356	20,973,828
Total Gross unrealized losses, available-for-sale securities		37,496	38,379
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		146,484	229,562
Less than 12 months Gross unrealized losses, available-for-sale securities		1,596	1,277
12 months or more Fair value, available-for-sale securities		322,224	136,733
12 months or more Gross unrealized losses, available-for-sale securities		4,032	888
Total Fair value, available-for-sale securities		468,708	366,295
Total Gross unrealized losses, available-for-sale securities		5,628	2,165
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		65,288	321,073
Less than 12 months Gross unrealized losses, available-for-sale securities		765	7,209
12 months or more Fair value, available-for-sale securities		293,149	41,555
12 months or more Gross unrealized losses, available-for-sale securities		6,524	1,235
Total Fair value, available-for-sale securities		358,437	362,628
Total Gross unrealized losses, available-for-sale securities		7,289	8,444
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		475,493	729,134
Less than 12 months Gross unrealized losses, available-for-sale securities		674	2,178
12 months or more Fair value, available-for-sale securities		250,130	71,647
12 months or more Gross unrealized losses, available-for-sale securities		1,587	400
Total Fair value, available-for-sale securities		725,623	800,781
Total Gross unrealized losses, available-for-sale securities		2,261	2,578
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	142,776	183,150
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	2,361	2,326
12 months or more Fair value, available-for-sale securities	[1]	238,858	78,717
12 months or more Gross unrealized losses, available-for-sale securities	[1]	8,946	1,659
Total Fair value, available-for-sale securities	[1]	381,634	261,867
Total Gross unrealized losses, available-for-sale securities	[1]	11,307	3,985
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		16,230	9,221
Less than 12 months Gross unrealized losses, available-for-sale securities		265	11
12 months or more Fair value, available-for-sale securities		22,017	17,193
12 months or more Gross unrealized losses, available-for-sale securities		601	301
Total Fair value, available-for-sale securities		38,247	26,414
Total Gross unrealized losses, available-for-sale securities		866	312
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		105,346	58,815
Less than 12 months Gross unrealized losses, available-for-sale securities		304	185
12 months or more Fair value, available-for-sale securities		43,653	13,939
12 months or more Gross unrealized losses, available-for-sale securities		147	29
Total Fair value, available-for-sale securities		148,999	72,754
Total Gross unrealized losses, available-for-sale securities		451	214
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,177,725	605,067
Less than 12 months Gross unrealized losses, available-for-sale securities		3,775	1,516
12 months or more Fair value, available-for-sale securities		635,289	53,020
12 months or more Gross unrealized losses, available-for-sale securities		763	189
Total Fair value, available-for-sale securities		1,813,014	658,087
Total Gross unrealized losses, available-for-sale securities		4,538	1,705
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		434,339	302,569
Less than 12 months Gross unrealized losses, available-for-sale securities		1,279	692
12 months or more Fair value, available-for-sale securities		68,959	53,338
12 months or more Gross unrealized losses, available-for-sale securities		302	329
Total Fair value, available-for-sale securities		503,298	355,907
Total Gross unrealized losses, available-for-sale securities		¥ 1,581	¥ 1,021

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥261,867 million at March 31, 2022, and ¥381,634 million at March 31, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.